Post-employment benefits - Disclosure of Financial and Demographic Assumptions (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Austria
Disclosure of defined benefit plans [line items]
Discount rate	400.00%	0.90%	1.75%
Future salary increases	3.00%	3.00%	3.00%
Duration in years	12 years 1 month 6 days	13 years 6 months	13 years 9 months 18 days
Austria | Male
Disclosure of defined benefit plans [line items]
Retirement age	62 years	62 years	62 years
Austria | Female
Disclosure of defined benefit plans [line items]
Retirement age	62 years	62 years	62 years
Switzerland
Disclosure of defined benefit plans [line items]
Discount rate	200.00%	0.30%	0.90%
Inflation rate	1000.00%	1.00%	1.00%
Future salary increases	1.50%	1.50%	1.50%
Duration in years	20 years 6 months	20 years 10 months 24 days	19 years 10 months 24 days
Expected contributions to be paid to plan for next annual reporting period	€ 694	€ 725	€ 699
Switzerland | Male
Disclosure of defined benefit plans [line items]
Retirement age	65 years	65 years	65 years
Switzerland | Female
Disclosure of defined benefit plans [line items]
Retirement age	64 years	64 years	64 years
France
Disclosure of defined benefit plans [line items]
Discount rate	400.00%	0.90%	1.75%
Inflation rate			0.00%
Future salary increases	2.00%	2.00%	2.00%
Future pension increases			0.00%
Duration in years	16 years 4 months 24 days	16 years 4 months 24 days	16 years 4 months 24 days
France | Male
Disclosure of defined benefit plans [line items]
Retirement age	64 years	64 years	64 years
France | Female
Disclosure of defined benefit plans [line items]
Retirement age	62 years	62 years	62 years
Italy
Disclosure of defined benefit plans [line items]
Discount rate	300.00%	0.80%	1.60%
Inflation rate	1.50%	1.50%	1.50%
Future salary increases	0.00%		0.00%
Duration in years	9 years 9 months 18 days	10 years 2 months 12 days	9 years 6 months
Italy | Male
Disclosure of defined benefit plans [line items]
Retirement age	67 years	67 years	67 years
Italy | Female
Disclosure of defined benefit plans [line items]
Retirement age	67 years	67 years	67 years
Korea
Disclosure of defined benefit plans [line items]
Discount rate	2.00%	2.00%	2.30%
Inflation rate			0.00%
Future salary increases	2.00%	2.00%	2.00%
Duration in years	12 years 1 month 6 days	12 years 10 months 24 days	13 years 2 months 12 days
Korea | Male
Disclosure of defined benefit plans [line items]
Retirement age	60 years	60 years	60 years
Korea | Female
Disclosure of defined benefit plans [line items]
Retirement age	60 years	60 years	60 years
Turkey
Disclosure of defined benefit plans [line items]
Discount rate	12.50%	12.00%	16.00%
Inflation rate			0.00%
Future salary increases	15.00%	15.00%	15.00%
Duration in years	13 years 3 months 18 days	13 years 2 months 12 days	10 years 6 months